Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001484750
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A